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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--

September 25, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  AIM Growth Series
     CIK No. 0000202032

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Growth Series (the "Fund") that the Prospectus and the Statement of Additional Information relating to the Class S shares of AIM Conservative Allocation Fund, AIM Growth Allocation Fund and AIM Moderate Allocation Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 77 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 77 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on September 25, 2009.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-5770.

Sincerely,

/s/ Melanie Ringold

Melanie Ringold
Counsel